Annual Total Returns ((PIMCO EqS Pathfinder Portfolio™))	0 Months Ended
Apr. 30, 2012
Advisor Class
Bar Chart Table:
Annual Return 2011	(4.72%)
Institutional Class
Bar Chart Table:
Annual Return 2011	(4.54%)